DAVID S. ROSENTHAL

david.rosenthal@dechert.com
+1 212 698 3616 Direct
+1 212 698 0416 Fax

June 14, 2013

VIA EDGAR

Jeffrey P. Riedler

Assistant Director

Division of Corporation Finance
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:          Onconova Therapeutics, Inc. (the “Company”)

Confidential Draft Registration Statement on Form S-1 (File No. 377-00169)

Dear Mr. Riedler:

On behalf of Onconova Therapeutics, Inc. (the “Company”), set forth below is the Company’s response to the comment letter dated May 30, 2013 provided by the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the Company regarding the Company’s Confidential Draft Registration Statement on Form S-1 (File No. 377-00169) (the “Draft Registration Statement”) and the prospectus included therein (the “Prospectus”).

We also describe below the changes that we have made in response to the Staff’s comments in the Registration Statement on Form S-1 (the “Registration Statement”) that the Company filed on June 14, 2013.  For your convenience, the Staff’s comments are numbered and presented in italicized text below, and each comment is followed by the Company’s proposed response.  The Company will also provide the Staff courtesy copies of the Registration Statement as-filed and marked to reflect the changes from the Draft Registration Statement.

General

1.              Please submit all outstanding exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

The Company respectfully acknowledges the Staff’s comment and has filed or confidentially filed each exhibit that is currently available to the Company and that is required to be filed pursuant to Item 601(a) of Regulation S-K. The Company intends to file all remaining exhibits sufficiently in advance of effectiveness of the Registration Statement to provide the Staff time to review such exhibits and to enable the Company to respond to any additional comments the Staff may have as a result of the inclusion of such exhibits.

2.              Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

The Company respectfully acknowledges the Staff’s comment and submits that it does not currently intend to use graphic, visual or photographic information in the printed prospectus.  In the event the Company subsequently determines to use graphic, visual or photographic information in the printed prospectus, the Company intends to supplementally provide the Staff copies of any such materials as promptly as practicable.

3.              Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company respectfully acknowledges the Staff’s comment.  The Company has supplementally provided the Staff written communications presented to potential investors in reliance on Section 5(d) of the Securities Act.  The Company submits that potential investors have not been permitted to retain copies of such written communications.  The Company further submits that, as of the date hereof, no research reports have been distributed by any broker or dealer participating in the offering.  The Company intends to supplementally provide the Staff copies of any such materials as promptly as practicable in the event that any additional materials are presented to potential investors or any materials are distributed by any broker or dealer participating in the offering.

4.              We will deliver comments to your confidential treatment request under separate cover.

The Company respectfully acknowledges the Staff’s comment.

5.              Please update your filing to include unaudited interim financial statements and related financial schedules for the quarterly periods ended March 31, 2013 and 2012 as required by Rule 3-12 of Regulation S-X.

The Company respectfully acknowledges the Staff’s comment and has included the unaudited interim financial statements for the quarterly periods ended March 31, 2012 and 2013 in the Registration Statement.

6.              Please provide the information required (including Exhibit 16) under Regulation S-K Item 304 and Item 11(i) of Form S-1 regarding the change in accountants for year 2012.

The Company respectfully acknowledges the Staff’s comment and has included the disclosure required under Item 304 of Regulation S-K regarding the change in accountants for the year 2012 on page 83 of the Registration Statement.  Further, the Company notes that in response to the Staff’s comment, Exhibit 16.1 has been filed as an exhibit to the Registration Statement.

Risk Factors
“Our product candidates may cause undesirable side effects...,” page 16

7.              Please expand the discussion in this risk factor to disclose the extent to which you have observed undesirable side effects in your trials, including any safety or toxicity issues, and the impact, if any, on the prospects for obtaining marketing approval of your product candidates. We note, for example, your disclosure on pages 85-88 detailing certain drug-related adverse events occurring in your rigosertib trials.

The Company respectfully acknowledges the Staff’s comment and has revised the applicable risk factor on pages 16 and 17 of the Registration Statement.

Special Note Regarding Forward-Looking Statements and Industry Data, page 46

8.              Please note that it is not appropriate to state or imply that you do not have liability for the statements in your registration statement. Your statements at the bottom of page 47 that you have not independently verified market and industry data obtained from third-party sources or your own internal company research could imply that you are not taking liability for the statistical and other industry and market data included in your registration statement. In order to eliminate any inference that you are not liable for all of the information in your registration statement, please delete these statements or include a statement specifically accepting liability for these statements.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 48 of the Registration Statement.

Use of Proceeds, page 48

9.              We note your statement that you have not yet determined the amount of proceeds to be spent on any of the areas listed in the second paragraph of this section, such as research and development and clinical trial expenditures. However, if the company has specific purposes in mind for the use of proceeds, Item 504 of Regulation S-K requires disclosure of the approximate amount intended to be used for each such purpose. This is required even if, as you note in your prospectus, management will have broad discretion in allocating the proceeds and that the ultimate use of proceeds will depend on several contingencies and is subject to change.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 49 of the Registration Statement. The Company notes that upon determination of the estimated offering price, the blank numbers included in the revised disclosure will be completed.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Financial Overview, page 57

10.       We note your disclosure of “research funding” for 2011 and 2012 in the table on page 57. Please clarify the amount of research funding attributable to payments from LLS.

The Company respectfully acknowledges the Staff’s comment and notes that no amount of research funding is attributable to payment from LLS.  On page 60 of the Registration Statement, the Company states that the $8.0 million of milestone payments received from LLS through March 31, 2013 have been recorded as deferred revenue as a result of the potential obligation to pay the total amount back to LLS.  The Company notes that the majority of research funding in 2011 related to a grant received from the Department of Defense to advance recilisib towards marketing approval by the FDA, while research funding in 2012 represented a grant received from the National Institutes of Health to advance ON 1231320 towards IND filing.

Research and Development Expenses, page 62

11.       You state on page 59 that research and development activities are central to your business model and that you plan to increase your research and development expenses for the foreseeable future. While you state that you do not currently utilize a formal time allocation system to capture expenses on a project-by-project basis, please expand your disclosure to provide the following:

•                  The costs you do track by project for each period presented and to date and a reconciliation of the total of these project costs to the total expenses presented on your statement of operations and comprehensive loss. In this regard, it appears, for example, that you may track external cost by project as you are able to quantify on page 70 that $8.4 million of the increase in research and development expenses in 2012 as compared to 2011 relates to clinical trials expenses for rigosertib.

•                  Explain why management does not maintain and evaluate all research and development costs by project. Explain how you use functional area expenditures to evaluate and prioritize your R&D activities.

•                  Explain how you monitor development progress for individual projects.

•                  Absent costs by project, please provide other quantitative or qualitative disclosure that indicates the amount of the company’s resources being used on the project such as by stage of development (i.e. discovery, pre-clinical, clinical phase I, clinical II and phase III) and/or other meaningful breakout.

The Company respectfully acknowledges the Staff’s comment and has included a summary of the Company’s research and development expenses by functional area on page 62 of the Registration Statement as well as the Company’s research and development expenses by compound on pages 62 and 63 of the Registration Statement.  The Company notes that the primary purpose for tracking expenditures by functional area and by compound is to track and manage the Company’s actual expenses in an organized and logical way. Managing the Company’s expenses in this way enables it to evaluate and appropriately set the relative level of expense across the research and development continuum and to establish appropriate expense levels within each functional area and compound. The Company prioritizes its activities based upon an evaluation of many factors, including, but not limited to, scientific rationale and its expertise in any particular disease area, drug development and regulatory pathways, and commercial market opportunity. The Company generally monitors development progress by evaluating the completion of pre-clinical research activities, clinical manufacturing, clinical trial advancement from Phase 1 through Phase 3 and regulatory progress.

Additionally, in response to the Staff’s comments regarding the Company’s clinical progress, the Company refers the Staff to the Company’s disclosure relating to its product candidates beginning on page 87 of the Registration Statement.  The Company discloses the status of its clinical projects as well as that its expenses typically increase as the Company’s drug candidates progress to later phases of clinical development. The Company believes that disclosing the status of its clinical projects is useful to potential investors as a way to gauge past or future clinical expense levels. The absolute level of the Company’s clinical development costs, which includes its clinical trial costs, can be found on page 62 of the Registration Statement.

The Company submits that it is not providing a clinical project listing and cost summary. As the Company has disclosed on page 61 of the Registration Statement, the Company does not maintain a formal accounting system that captures or allocates all costs, both direct and indirect, on a per-project basis.

Stock-Based Compensation, page 63

12.       We have the following comments regarding your disclosure and accounting for stock-based compensation:

•                  Since you have not disclosed an estimated offering price we are deferring a final evaluation of stock compensation and other costs recognized until the estimated offering price is specified. We may have further comments in this regard when the amendment containing that information is filed.

•                  In the first paragraph of your discussion about the fair value of stock option grants from January 1, 2011 to February 1, 2012 you indicate that you utilized an assumed annual volatility rate of 64.0% based on historical share price trading data for a group of 10 companies you considered comparable to yours. Please tell us the name of these 10 companies and explain to us why you deemed them to be comparable to you. In your response, for each of these companies tell us the following information at your valuation date:

•                                          annual revenues;

•                                          annual product revenues;

•                                          net income/loss;

•                                          assets;

•                                          equity;

•                                          number of products in development and their stages of development; and

•                                          number of marketed products

•                  Please provide in your filing containing the IPO price range, a discussion of each significant factor contributing to the difference between the fair value as of the date of each grant and the estimated IPO price range. Please reconcile and explain the differences between the mid-point of your estimated offering price range and the fair values included in your analysis.

The Company respectfully acknowledges the Staff’s comment and advises the Staff that the requested information for the comparable companies considered in estimating the volatility is listed below.  The Company notes that page 69 of the Registration Statement reflects the correct number of comparable companies at 13.

At September 30, 2010, the Company was a pre-revenue company primarily developing oncology drugs.  Thus, the Company selected comparable companies that were operating in the oncology space, especially those in the drug development stage or those that had just started generating revenues.  The Company selected these companies since most of them had minimal or no product revenue and a similar number of products under development. Additionally, the Company considered the stages of the products in development for the comparable companies and noted that the products were in various stages of development. This was consistent with the status of the Company’s products at the time, which were also in various stages of development. The Company utilized 2009 financial information for the comparable companies below because it was the latest publicly available information at the time of the valuation (dollars in millions).

							No. of
		Product	Net		Market	No. of	Products
	Revenue	revenues	income		capitalization	marketed	under
Company	2009	2009	(loss)	Total Assets	of equity	products	development

Cyclacel Pharmaceuticals	$0.91	$0.91	$(19.60)	$14.47	$64.00	3	5
Curis Inc	8.59	none	(9.80)	36.10	102.85	0	4
Sunesis Pharmaceuticals	3.76	none	(67.80)	5.17	94.08	0	7
Enzon Pharmaceuticals	130.47	116.50	3.70	332.75	679.21	5	6
Arqule Inc	25.20	none	(36.10)	171.88	234.76	0	6
Telik Inc	none	none	(23.70)	46.15	36.72	0	7
Infinity Pharmaceuticals	49.54	none	(32.50)	157.32	145.89	0	7
Synta Pharmaceuticals	144.25	none	79.10	48.91	161.38	0	11
Supergen Inc	41.25	none	4.70	110.52	126.41	0	3
Allos Therapeutics	3.60	3.6	(73.60)	175.38	487.48	1	1
Poniard Pharmaceuticals	none	none	(46.20)	52.44	28.30	0	6
Cytrx Corp.	9.50	9.4	(4.80)	35.28	80.68	1	4
Adherex Technologies Inc	none	none	(2.80)	0.83	12.89	0	7

The Company also notes that its September 30, 2010 valuation was based on an income approach utilizing a discounted cash flow model and the Company has updated its discussion on page 68 of the Registration Statement to further describe its valuation methodology. The option pricing back-solve method utilizing the noted volatility was prepared by an independent valuation firm to corroborate the valuation prepared using the income approach.

As disclosed in Note 11 to its audited consolidated financial statements, the Company is accounting for stock-based compensation under the liability method, the fair value of which is re-measured at each balance sheet date as determined by its board of directors based in part on an independent third-party valuation.

With respect to the last bullet point of the Staff’s comment, the Company has added proposed disclosure on page 72 of the Registration Statement, which the Company will update as appropriate once the estimated offering price range has been determined.

Operating and Capital Expenditure Requirements, page 73

13.       To the extent practicable, please quantify the estimated costs mentioned in this section that you will incur as a result of being a public company.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 80 of the Registration Statement.

Business, page 81
Our Product Candidates, page 79

14.       Please disclose in this section whether there is an effective investigational new drug application (IND) for each of the following:

•                  Rigosertib for treatment of higher risk MDS in intravenous formulation

•                  Rigosertib for treatment of lower risk MDS in oral formulation

•                  Rigosertib for treatment of head and neck cancer

•                  Rigosertib for treatment of pancreatic cancer

•                  ON 013105 for treatment of lymphoma

•                  Recilisib for treatment of ARS

In each case, if an IND has been filed for the compound and corresponding treatment indicated, please disclose the identity of the filer and the date of filing. If an IND has not been filed, please explain why.

The Company respectfully acknowledges the Staff’s comment and has revised the Registration Statement to include the requested disclosure relating to the filing of effective INDs for each product candidate and the applicable indications.

Treating Myelodysplastic Syndromes, page 81

15.       Please explain how the mechanism of action for hypomethylating drugs differs from rigosertib. Specifically, please clarify why rigosertib does not pose the same risk of patient failure and drug resistance as azacitidine or decitabine, the current standard of care for higher risk MDS patients.

The Company respectfully acknowledges the Staff’s comment and has included additional disclosure on page 90 of the Registration Statement.

Phase 1/2 Trial Results of Rigosertib in Patients with Myelodysplastic Syndromes, page 83

16.       Please clarify the reason why a follow-up bone marrow biopsy was only available for 30 of the 39 patients treated in these clinical trials. Please also disclose whether you expect any similar difficulties in obtaining follow-up biopsies in the ONTIME trial. If so, explain what effect, if any, this could have on the evaluation of trial results and the support of efficacy claims for rigosertib.

The Company respectfully acknowledges the Staff’s comment and has included additional disclosure on page 92 of the Registration Statement.

Collaborations, page 90

17.       Please clarify in this section whether your $10.2 million in government funding for recilisib was part of a formal agreement with the Department of Defense. If so, please describe the material terms of that agreement and the parties’ respective obligations in this section and file the agreement as an exhibit to the registration statement.

The Company respectfully acknowledges the Staff’s comment and has included additional disclosure on page 99 of the Registration Statement. The Company further notes that the government funding was received over time pursuant to the Peer Reviewed Medical Research Program as well as Congressional earmarks issued by the Uniformed Services University of the Health Sciences.  The Company notes that all agreements related to this funding have expired and no funding or other obligations remain outstanding at this time.

The Leukemia and Lymphoma Society

18.       Please explain more specifically what “advancing the clinical development of rigosertib” means under the terms of the LLS agreement, as well as the process for determining that the company has failed to fulfill this obligation.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 59, 60, 103 and 104 of the Registration Statement.

Intellectual Property, page 93

19.       We note your research agreement with Mount Sinai School of Medicine. Please disclose all material terms of that agreement in this section, including which, if any, of your products and patents are implicated under this research agreement. Please also file this agreement as an exhibit to the registration statement.

In response to the Staff’s comment, the Company respectfully submits that the research agreement with Mount Sinai is not a material agreement required to be filed as an exhibit under Item 601(b)(10) of Regulation S-K. The Company has concluded that the research agreement with Mount Sinai is not required to be filed because it (i) is an agreement that was made in the ordinary course of the Company’s business, (ii) is not an agreement on which the Company’s business is substantially dependent and (iii) does not fall within any of the other categories of Item 601(b)(10)(ii) of Regulation S-K. Additionally, none of the Company’s current clinical product candidates or patents is implicated by the research agreement with Mount Sinai.

The Company notes that two patent applications related to the Company’s preclinical programs have resulted from the Mount Sinai research agreement.  The Company does not yet know whether the work being done under the research agreement with Mount Sinai will result in the development of a commercializable drug or therapy. In the event that a commercializable drug or therapy is developed pursuant to the research agreement with Mount Sinai, the Company will evaluate whether the research agreement with Mount Sinai has become one on which the Company is substantially dependent, and if so, will then file the research agreement with Mount Sinai with the SEC.

20.       Please disclose whether you license or own the composition-of-matter patent and the method of treatment patent for rigosertib.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 104 of the Registration Statement.

Manufacturing, page 96

21.       Please identify the material terms of your manufacturing and supply agreements. Please file these agreements as exhibits to the registration statement as well. Alternatively, if you do not believe any of these agreements is material, please advise us as to the basis of your conclusions.

The Company respectfully acknowledges the Staff’s comment and submits that it is not currently party to any manufacturing or supply agreements with its contract manufacturing organizations (“CMOs”).  In response to the Staff’s comment, the Company has revised the disclosure on page 107 of the Registration Statement to clarify that the Company currently orders any products from its CMOs through purchase orders.  The Company notes that it is currently negotiating supply agreements with its CMOs.  Upon entering into any material supply agreement with a CMO, the Company will file such supply agreement with the SEC.

Management, pages 113-115

22.       We note your discussion of consulting agreements with certain members of your clinical advisory and scientific advisory boards “covering their respective financial arrangements.” Please describe payments and other material terms of these agreements and file them as exhibits to the registration statement. If you do not believe these agreements are material, please advise us as to the basis of your conclusions.

The Company acknowledges the Staff’s comment and advises the Staff that it has a standing clinical advisory board (“CAB”) and a standing scientific advisory board (“SAB”) that are each comprised of several individuals.  The CAB consulting agreements and SAB consulting agreements entered into by the Company with substantially all of the CAB and SAB members provide for modest compensation, including annual cash retainers ranging from $3,750 to $15,000 or annual stock option retainers ranging from grants of 2,000 to 4,000 stock options.  In response to the Staff’s comment, the Company has revised the disclosure on pages 125 and 127 of the Registration Statement to remove the references to financial arrangements with CAB and SAB members as such arrangements are not material.  The Company is not dependent on any one of these individuals, and if one or more CAB and/or SAB members were to resign from such position, the Company could either replace them or rely on the remaining members of the CAB or SAB.  Consequently, and in reliance on Item 601(b)(10)(ii)(B) of Regulation S-K, the Company submits that none of the agreements is material and, therefore, none need to be filed as an exhibit to the Registration Statement.

Shares Eligible for Future Sale, page 144

23.       Once available, please file the form of lock-up agreement as an exhibit to your registration statement.

The Company respectfully acknowledges the Staff’s comment and notes that the form of lock-up agreement will be included as an exhibit to the form of underwriting agreement that will be filed as an exhibit prior to the effectiveness of the Registration Statement.

Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm, page F-3

24.       Please tell us if May 2, 2013 is the original signature date for EisnerAmper LLP’s audit of your financial statements for the year ended December 31, 2011. If not, tell us the original signature date and the reason(s) it changed. Tell us if any of the adjustments referred to on pages 68-69 related to and were recorded in year 2011 as a restatement of those financial statements.

The Company respectfully acknowledges the Staff’s comment and notes that the original signature date for EisnerAmper LLP’s opinion relating to the audit of the Company’s financial statements for the year ended December 31, 2011 (the “2011 Financial Statements”) was July 6, 2012.  Subsequent to that date, the Company determined that the 2011 Financial Statements required changes to conform with public company reporting requirements and to correct certain errors that were detected. Accordingly, the 2011 Financial Statements were revised to reflect those adjustments.  EisnerAmper LLP issued their opinion with the revised date upon completion of audit procedures performed related to the revised financial statements and evaluation of subsequent events.  The adjustments referred to on page 74 of the Registration Statement were related to the Company’s 2012 financial statements.  The following adjustments related to 2011:

•                  Accounting for the Company’s outstanding warrants to purchase shares of its preferred stock as liabilities including accounting for warrant re-measurements and exercises:  The adjustment related to the 2011 Financial Statements was to increase warrant liability by $1,064,000, increase preferred stock by $642,000, increase the benefit from the change in the fair value of the warrant liability by $1,287,000 and increase stockholders deficit by $2,993,000.

•                  Accounting for the Company’s stock options pursuant to liability accounting: The adjustment related to the Company’s 2011 Financial Statements was to increase stock option liabilities by $2,648,000, increase stockholders deficit by $4,080,000, decrease general and administrative expenses by $655,000 and decrease research and development expenses by $777,000.

•                  Accounting for the accretion of the Company’s preferred stock: The adjustment related to the 2011 Financial Statements was to decrease preferred stock by $1,331,000 and decrease stockholders deficit by $1,331,000.

15. License and Collaboration Agreements
Baxter Agreement, page F-34

25.       In 2012, you recognized $42.4 million in revenue relating to the Baxter agreement. Please address the following and reference for us any authoritative literature you relied upon to support your position:

•                  Please elaborate on your assertion that the license has standalone value to Baxter. In your response, tell us how Baxter can exploit the license without the additional development services that you are obligated to perform. Tell us:

•                  whether and how Baxter or any other party can perform these development services given your expertise with your intellectual property;

•                  whether Baxter has the rights and full access to past and future intellectual information in order to obtain regulatory approval of rigosertib in Europe;

•                  whether Baxter is performing any development activities related to rigosertib; and

•                  how the fact that you will own all marketing approvals and regulatory filings pursuant to section 6.1 of your agreement with Baxter filed as Exhibit 10.1 to your draft submission impacts Baxter’s ability to exploit the license.

•                  Please tell us why it is appropriate to recognize the revenue allocated to the research and development services deliverable through March 31, 2014 when it appears that you are obligated to file all regulatory submissions in Europe and it appears unlikely that you will be in a position to have these submissions filed and approved by then.

•                  Please tell us why you do not believe your participation on the joint committee as disclosed in the third paragraph on page F-36 is a deliverable under your Baxter agreement. In your response, please tell us:

•                  the composition of the committee;

•                  the term of the committee;

•                  your obligation to participate;

•                  what happens if you do not participate; and

•                  the dispute resolution provisions.

License Stand-Alone Value

The Company respectfully acknowledges the Staff’s comment and submits that, as disclosed in Note 15 to its audited consolidated financial statements, the Company determined that the deliverables under the Baxter agreement include the exclusive, royalty-bearing, sublicensable license to rigosertib and the research and development services to be performed by the Company. The Company concluded that the license had stand-alone value to Baxter and was separable from the research and development services because the license is sublicensable, there are no restrictions as to Baxter’s use of the license and Baxter has significant research capabilities in this field.

In determining the separate units of accounting, the Company considered ASC 605-25-25-5a and noted that in an arrangement with multiple deliverables, the delivered item or items shall be considered a separate unit of accounting if the delivered item or items have value to the customer on a stand-alone basis. The item or items have value on a stand-alone basis if they are sold separately by any vendor or the customer could resell the delivered item(s) on a stand-alone basis.

In the context of a customer’s ability to resell the delivered item(s), this criterion does not require the existence of an observable market for the deliverable(s).

The Company determined that the deliverables could be separated into two units of accounting: a license and certain research and development services. In performing its assessment, the Company considered, in addition to the language in the ASC, the contents of a Staff speech dated December 7, 2009, where it was noted that if a license could be resold, or if the research and development services are not proprietary, and could be performed by other vendors, that these are indications that the license might have stand-alone value.

Pursuant to the agreement with Baxter, the Company granted Baxter an exclusive license to research, develop, manufacture and supply and commercialize the Company’s anti-cancer compound, rigosertib, for all therapeutic indications in Europe. The agreement also allows Baxter to sublicense rigosertib.  The ability of Baxter to sublicense is not contingent on the approval or right of first refusal by the Company.   The Company determined that Baxter’s ability to sublicense the intellectual property to others demonstrates that the license has stand-alone value.  In addition, at the time of entering into the agreement in September 2012, the rigosertib program was in a phase 3 clinical trial for higher risk MDS, a phase 3 clinical trial for pancreatic cancer and a phase 2 trial for lower risk MDS.  The protocols for the clinical trials had been written and provided to Baxter and a Special Protocol Assessment (SPA) had already been granted to the Company by the FDA for higher risk MDS.  These later stage clinical trials, where protocols have been prepared and trials are in process, can be completed more easily by entities other than the Company, as compared to earlier stage clinical trials.  The remaining services to be performed by the Company are not proprietary and could be performed by other qualified parties.  For example, the Company relies heavily on clinical research organizations (“CROs”) to complete the clinical trials, and Baxter could engage the same or similar CROs to complete the trials on its behalf. Although Baxter is not performing development activities related to rigosertib, Baxter possesses the internal expertise (or a vendor could be hired) to complete the efforts under the rigosertib programs without further assistance from the Company.

Baxter develops, manufactures and markets products that save and sustain the lives of people with hemophilia, immune disorders, infectious diseases, kidney disease, trauma, and other chronic and acute medical conditions.  As a global, diversified healthcare company, Baxter applies a unique combination of expertise in medical devices, pharmaceuticals and biotechnology to create products that advance patient care worldwide.  Baxter employs over 50,000 people, with revenues totaling approximately $14.2 billion in 2012 and research and development expense of approximately $1.2 billion.  Baxter has expertise in completing clinical trials, assessing clinical trial results and preparing regulatory filings and has also developed and obtained regulatory and marketing approval in Europe for numerous products used to treat hematologic conditions.  Baxter has expertise in rare hematologic conditions, and rigosertib is a natural complement to Baxter’s existing treatments for patients with these conditions.  Given these important attributes, Baxter was selected as the Company’s exclusive partner in Europe.

Baxter has the rights and full access to past and future intellectual information in order to obtain regulatory approval of rigosertib in Europe.  In connection with the agreement, the Company licensed to Baxter all information  and all patents controlled by the Company necessary for the development, manufacture, use and sale of rigosertib and all present and future formulations and dosages in all present and future therapeutic indications in the licensed territory.

Pursuant to the agreement, the Company will own all marketing approvals and regulatory filings related to rigosertib.  However, as indicated above, Baxter has been granted a license to commercialize all present and future formulations of rigosertib in all present and future therapeutic indications in Europe and is responsible for all commercialization activities in Europe.  The agreement further provides that in instances where the Company may decide not to progress a certain indication, Baxter has the right, if it so chooses, to progress development of the indication for purposes of obtaining marketing approval.  Baxter’s right and ability to commercialize rigosertib in Europe will allow Baxter to exploit the license to its benefit.  Therefore, the fact that the Company will own all marketing approvals and regulatory filings will not impact Baxter’s ability to exploit the license.

Accordingly, given Baxter’s ability to sublicense under the agreement and its ability internally or with outside help to conduct the ongoing development efforts, the Company concluded that the license has stand-alone value.  In order to determine if the license can be treated as a separate unit of accounting, the Company also considered whether there is a general right of return associated with the license.  The $50 million upfront payment received by the Company is non-refundable; therefore, there is no right of return for the license.  As a result, the Company concluded that the license is a separate unit of accounting.

Revenue Recognition-Research and Development Services

The Company respectfully acknowledges the Staff’s comment and submits that, as disclosed in Note 15 to its audited consolidated financial statements, the Company is recognizing the revenue related to the research and development services on a proportional performance basis.  The majority of the efforts in connection with the completion of the non-contingent obligations to perform research and development services are expected to be completed through the first quarter of 2014 and therefore the Company expects the majority of the related revenue to be recognized through this time period as well.  Should the decision be made to advance an indication to a regulatory filing in Europe, the Company will be responsible for the regulatory submission.  However, the efforts associated with such submission are not deemed significant to the agreement.  The regulatory filing will be based on a global dossier of the clinical results maintained by the Company, and the Company expects the information required to prepare the global dossier to support the regulatory filing in Europe to be available during the first quarter of 2014.  The Company expects to first file for regulatory approval in the United States, where the Company maintains commercialization rights, and such filings will support the submissions in Europe.  Further, Baxter is responsible for all regulatory filing fees in Europe and all discussions and negotiations with the European regulatory authorities, consistent with Baxter’s obligation to obtain marketing approval in Europe.

The Company’s obligation to complete any regulatory filings as it relates initially to higher risk MDS is also contingent on the results of the related phase 3 clinical trial and the mutual agreement of the Company and Baxter to proceed with the filing for marketing approval.  The decision to advance rigosertib for pancreatic cancer and rigosertib for lower risk MDS is also contingent on the results of the current and any future clinical trials and the mutual agreement and decision by the Company and Baxter to progress these indications to a filing for marketing approval.  If a decision is made to proceed with a filing for marketing approval, the Company is entitled to significant milestone payments for each indication upon filing for marketing approval.

Joint Committee Participation

The Company respectfully acknowledges the Staff’s comment and submits that article 3 of the agreement provides for the formation of a Joint Steering Committee (“JSC”) and provides that the JSC will be comprised of three employees from the Company and three employees from Baxter.  The chairperson of the JSC for an initial period of time will be appointed by the Company and thereafter shall alternate on a meeting-by-meeting basis between the Company and Baxter, although the chairperson will not have any greater power or authority than any other member of the JSC.  The JSC will meet at least once during a pre-determined period in person and all other meetings may be held by videoconference or teleconference.  If a representative of a party is unable to attend a meeting, such party may designate an alternate to attend such meeting.  If the members of the JSC are unable to reach consensus on a particular issue, such issue shall be referred to an executive officer of each party or their designees for resolution.  The term of the JSC is consistent with the term of the agreement, which will remain in effect until the expiration of all applicable royalty terms and satisfaction of all payment obligations in each licensed country, unless terminated earlier due to the uncured material breach or bankruptcy of a party, force majeure, or in the event of a specified commercial failure.

The Company concluded that its participation on the JSC did not represent a deliverable to be evaluated in accordance with ASC 605-25 for purposes of determining whether it represented a separate unit of accounting or should be included with another identified unit of accounting.  In reaching this conclusion, the Company considered the following factors:

•                  Participation on the JSC is not explicitly referred to as an obligation in the agreement;

•                  As noted above, the Company concluded that Baxter had the expertise to pursue the continued development and commercialization of rigosertib without any further involvement from the Company;

•                  The responsibilities of the JSC are of a “review and monitor” type as opposed to a “develop or create” type.  The JSC responsibilities include the review and evaluation of the progress under the development plan that was included in the agreement when signed, monitoring the progress of the clinical studies, and review and comment on regulatory submissions, publication strategy and commercial plan; and

•                  As the JSC provides primarily governance activities that do not require the Company’s unique skills or expertise, the agreement does not provide for any penalty for non-participation on the JSC and the inclusion or exclusion of participation on the JSC would not be expected to cause the arrangement consideration to vary by more than an insignificant amount.

While the Company does not believe that its participation on the JSC would represent a deliverable, the Company has also considered the accounting effect of a conclusion that such participation does represent a deliverable.  Under that scenario, the Company has concluded that if such participation was deemed to be a deliverable it would represent a separate unit of accounting. The Company also notes the JSC deliverable would have stand-alone value upon delivery because there are other vendors that could provide oversight or strategic direction similar to that provided by the Company in connection with its participation on the JSC and that such services are sold separately in the marketplace. As previously described, the JSC exists to provide governance and oversee the implementation and coordination of the development and commercialization plans.  The Company is required to use commercially reasonable efforts to direct, coordinate and manage the development of rigosertib in the initial indications in accordance with a development plan that was agreed upon and included in the agreement when signed.  The Company is required to provide clinical trial results, data and findings as well as regulatory information to Baxter and as such, the Company believes that there are many vendors in the marketplace that could fulfill the governance and oversight functions since they would have access to the data they would need to provide effective oversight. As a result, the Company believes that Baxter has the expertise, or could obtain any necessary expertise from other vendors (e.g., clinical research organizations, contract manufacturers, third party logistics providers, etc.), necessary to pursue the development and commercialization of rigosertib without the Company’s participation on the JSC.

In estimating the selling price of a JSC deliverable, the Company determined that neither vendor specific objective evidence nor third party evidence of selling price exists. Accordingly, the Company estimated the selling price of the JSC deliverable based on management’s best estimate of selling price. To determine the best estimate of selling price of the JSC deliverable, the Company considered factors such as the number of the Company’s representatives participating on the JSC, the annual number of contractually required meetings for the JSC and an estimated rate charged by a third-party consultant for the activities, and the expected term of the JSC. Based on this analysis, the Company determined a preliminary best estimate of selling price of a potential JSC deliverable of approximately $500,000. Further, once the relative selling price allocation of the arrangement consideration was completed, the amount of arrangement consideration allocated to this deliverable would be less than $200,000.

The Company has concluded that, while it does not believe the JSC is a substantive obligation, the identification of it as a deliverable would have only an immaterial effect on the Company’s proposed accounting.

26.     Please revise your filing to disclose each individual potential future milestone you could receive and its related contingent consideration as required by ASC 605-28-50-2b.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages F-35 and F-37 of the Registration Statement.  The Company notes that it has provided substantially greater detail regarding each clinical development- and regulatory-based milestone under both the Baxter and SymBio agreements.  Further, with respect to sales-based milestones, the Company believes that the aggregated milestone disclosure complies in all material respects with the requirements of ASC 605-28-50-2b, given the uncertainty regarding the achievement of each individual sales-based milestone and the size and nature of each individual sales-based milestone in the context of the Company’s anticipated operations at the time.  The Company also believes that this level of aggregation properly reflects the fact that while the Company is typically involved with respect to development and regulatory activities, the Company may not necessarily be involved with respect to commercialization and sales activities and therefore makes the Company’s ability to determine the probability of receipt of such commercial milestone payments more difficult, and further differentiates pre-sales activities from sales activities.

The Company believes that providing a detailed description of each and every sales-based milestone it may potentially earn under the existing agreements with Baxter and SymBio would not provide its investors meaningful or material information, and could be confusing and potentially misleading to investors as the Company’s sales-based milestones are highly speculative and contingent. As the Supreme Court noted in its TSC v. Northway decision establishing the standard for materiality in securities disclosures, a standard that requires too much disclosure would cause a company “simply to bury the shareholders in an avalanche of trivial information—a result that is hardly conducive to informed decision making.” 426 U.S. at 448-49 (1976).  A long list of such milestones, especially those that may never be achieved, risks creating “information overload.” Further, doing so without a discussion of the related risk factors associated with each of them individually may be misleading to investors, leading them to mistakenly place an unrealistic value on the revenue stream from future milestone payments, as the likelihood of achieving each milestone may vary greatly, and the addition of such additional risk factors creates the potential for additional “information overload.”  The Company therefore submits the disclosure in the Registration Statement on sales-based milestones is the appropriate level of disclosure.

Index to Exhibits, page II-7

27.     Please file your joint venture agreement with GVK Biosciences as an exhibit to your registration statement.

The Company respectfully acknowledges the Staff’s comment and has included the limited liability company agreement creating the joint venture with GVK Biosciences as Exhibit 10.12 to the Registration Statement.

* * * * * * *

If you have any questions, or if you require additional information, please do not hesitate to contact me at (212) 698-3616.

Sincerely,

/s/ David S. Rosenthal
David S. Rosenthal

Cc:	Ramesh Kumar, Ph.D.
Ajay Bansal
Onconova Therapeutics, Inc.
James J. Marino, Esq.
Dechert LLP
Brent B. Siler, Esq.
Cooley LLP